Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 15, 2017
Registrant Name	dei_EntityRegistrantName	Exchange Listed Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001547950
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 15, 2017
Document Effective Date	dei_DocumentEffectiveDate	Dec. 15, 2017
Prospectus Date	rr_ProspectusDate	Dec. 14, 2017
James Biblically Responsible Investment ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The James Biblically Responsible Investment ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the performance of the James Biblically Responsible Investment Index (the "Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 80% of its total assets in securities of the Index. The Index is designed to measure the performance of a portfolio of large and mid-capitalization U.S. stocks of biblically responsible issuers, as determined by S-Network Global Indexes, Inc. (the "Index Provider").

The companies included in the Index are selected from the universe of companies represented by the eVALUEator Biblically Responsible Index ("BIBLX"), an index which uses a rules-based, biblically responsible screening tool developed by eVALUEator Services, LLC ("eVALUEator") to determine BIBLX constituents. BIBLX is composed of companies that, of the 1000 largest companies by capitalization listed in the U.S., are not involved in practices and products the Index Provider deems objectionable from a biblical perspective, including abortion, entertainment (i.e., companies with products or practices that promote sexually graphic, violent, profane material; glorify the use of drugs and alcohol; or create propaganda or content intended to undermine positive family values parents are trying to instill in their children), pornography, lifestyle (i.e., companies with products or practices that promote gay, lesbian, bisexual, transgender/transsexual, or questioning lifestyles, including through advertisements or marketing campaigns targeted to those with such lifestyles), alcohol, rights (i.e., companies that use methods to support terrorist organizations, undermine human rights, undermine workers' rights, or persecute Christians), tobacco, and gambling. eVALUEator's rules-based screens identify companies that are involved in such practices and products and excludes them from the BIBLX.

To create the Index, each of the companies included in BIBLX is assigned a score determined pursuant to a proprietary, rules-based stock ranking model developed and applied by James Investment Research, Inc., which score is derived from multiple data inputs used to measure a company's valuation, profitability, and price momentum. The 100 companies with the highest scores are included in the Index. Index constituents are monitored on an ongoing basis to identify changes to business practices that may disqualify a company from inclusion in the Index. Securities of disqualified companies are divested from the Index monthly if, during that month, such companies are eliminated from the BIBLX based on eVALUEator's rules-based screens, which are run against companies on an ongoing basis. The Index is reconstituted quarterly, on the third Friday of the last month of each calendar quarter. Index constituents are equally weighted at each reconstitution of the Index.

The Fund employs a "passive management" investment strategy designed to track the performance of the Index. Penserra Capital Management LLC (the "Sub-Adviser"), the Fund's sub-adviser, generally will use a replication methodology, meaning it will invest in all of the securities composing the Index in proportion to their respective weightings in the Index. However, the Sub-Adviser may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. Exchange Traded Concepts, LLC (the "Adviser") expects that over time, if the Fund has sufficient assets, the correlation between the Fund's performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its total assets in investments that are not included in the Index, but that the Adviser or the Sub-Adviser believes will help the Fund track the performance of the Index.

The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of the date of this Prospectus, the Index was not concentrated in any industry. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. As of the date of this Prospectus, a significant portion of the Index consisted of companies in the information technology sector.

The Index was created in partnership with James Investment Research, Inc. (the "Sponsor") and is provided by the Index Provider. The Sponsor and the Index Provider are not affiliated with the Fund, the Adviser, or the Sub-Adviser. The Index is calculated and maintained by S-Network Global Indexes, Inc. on an end-of-day basis. Thomson Reuters PLC provides intra-day calculation and dissemination of values.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of the date of this Prospectus, the Index was not concentrated in any industry.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders' investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Because the Fund is an exchange-traded fund ("ETF"), only a limited number of institutional investors (known as "Authorized Participants") are authorized to purchase and redeem Shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company's risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Concentration Risk. Because the Fund's assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Index Tracking Risk. The Fund's return may not match or achieve a high degree of correlation with the return of the Index.

Issuer-Specific Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Large Capitalization Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

New Fund Risk. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it could ultimately liquidate. The Fund's distributor does not maintain a secondary market in the Shares.

Passive Investment Risk. The Fund is not actively managed and therefore the Fund would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares is otherwise required upon a rebalancing of the Index.

Mid-Capitalization Risk. The mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Sector Focus Risk. The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Fund's sector exposure is expected to vary over time based on the composition of the Index, the Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which the Fund may have exposure over time and should not be relied on as such.

Information Technology Sector Risk. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

Stock Ranking Model Risk. The Index includes the companies that obtain the 100 highest scores under the James Investment Research, Inc. proprietary, rules-based stock ranking model. Changes in the model's scoring methodology may have an adverse effect on the Fund. No assurance can be given that stocks with higher scores will outperform stocks with lower scores. Moreover, there is no guarantee that the model will generate or produce the intended results. The model could be subject to errors, which may have an adverse effect on the Fund.

Trading Risk. Shares of the Fund may trade on the Cboe BZX Exchange, Inc. (the "Exchange") above or below their NAV. The NAV of Shares will fluctuate with changes in the market value of the Fund's holdings. In addition, although the Fund's Shares are currently listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Fund Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund's return to a broad measure of market performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore has no performance history.
James Biblically Responsible Investment ETF | James Biblically Responsible Investment ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JBRI
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
One Year	rr_ExpenseExampleYear01	$ 66
Three Years	rr_ExpenseExampleYear03	$ 208

[1]	Other Expenses are based on estimated amounts for the current fiscal year.